Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Assets Held for Sale
Assets held for sale as of December 31, 2020 and December 31, 2019 consisted of the following assets.

	December 31, 2020	December 31, 2019
Airbus aircraft (1,2)		128,640
Airbus aircraft – Sale and subsequent lease (1,2)		489,149
Parts inventory (3)	884	63,264

Total assets held for sale	$884	$681,053

Liabilities associated with the assets held for sale		490,458

Total Debt assets held for sale	$—	$490,458

(1)
During 2020, the aircraft: 2 Airbus A319, 3 Airbus A320, 4 Airbus A321, 2 Airbus A330 and 1 Airbus A330F, were classified as part of property and equipment for $ 352,867 (See note 14) due to their The sale does not meet the criteria of “highly probable”, derived from the current situation of the Group due to the effects of
COVID-19
(See note 2e) and subsequent decision to benefit from the voluntary reorganization under chapter 11. The amount for which they were recognized in property and equipment correspond to their recoverable value.

(2)
In December 2019, the Group signed a letter of intent for the sale and subsequent lease agreement with Avolon Aerospace Leasing Limited in relation to 15 aircraft (Airbus A320 and A321), of which 9 Airbus A320 aircraft were sold during 2020 with subsequent lease, for a value of $ 263,293 and this operation generated a loss on sale of $ 1,628.

(3)	As of December 31, 2020, 10 Embraer 190s were sold for $ 62,356 and this operation generated a loss on sale of $ 16.
(4)	The assets classified as held for sale belong to the operating segment of air transportation.